PROPERTY, PLANT, & EQUIPMENT	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

5. PROPERTY, PLANT, & EQUIPMENT

Property, plant, and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful	As of
	Lives (in years)	September 30, 2025	December 31, 2024
Buildings and leasehold improvements	5 to 25	$55,990	$55,283
Drilling rigs, plant and equipment	1 to 15	789,903	747,905
Office equipment (furniture and fixtures) and tools	3 to 10	14,982	16,658
Vehicles and cranes	5 to 10	9,227	9,713
Less: Accumulated depreciation		(497,029)	(443,367)
Land		11,664	11,664
Capital work in progress		52,497	40,290
Total		$437,234	$438,146

The Company recorded depreciation expense of $29.0 million, $28.2 million, $87.8 million and $83.7 million for the three-month period ended September 30, 2025, the three-month period ended September 30, 2024, the nine-month period ended September 30, 2025, and the nine-month period ended September 30, 2024, respectively, in the Unaudited Condensed Consolidated Interim Statements of Operations.